Fair Value of Financial Instruments - Summary of Fair Value Measurement of Investment (Detail) $ in Millions	3 Months Ended
Jan. 31, 2021 CAD ($) bps
Corporate equity [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,957
Corporate equity [member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	6
Corporate equity [member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	20
Loan [Member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 3,202
Loan [Member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discount range of input values | bps	51
Loan [Member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discount range of input values | bps	224
NHA MBS US Agency MBS And CMO [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 703
NHA MBS US Agency MBS And CMO [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Comparability adjustment	(4.76)
NHA MBS US Agency MBS And CMO [member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	6.00%
NHA MBS US Agency MBS And CMO [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Comparability adjustment	4.65
NHA MBS US Agency MBS And CMO [member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	67.00%